Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	73 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000229260
Average Annual Return [Line Items]
Average Annual Return, Percent	11.85%	3.74%		7.07%
Without Sales Load [Member] | C000216184
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%	3.87%	4.21%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $42,788
Average Annual Return, Percent	29.78%	14.15%		15.65%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $29,123
Average Annual Return, Percent	29.78%	14.15%	19.26%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,572
Average Annual Return, Percent	3.88%	3.46%		2.31%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,836
Average Annual Return, Percent	5.13%	0.17%		1.70%
WATER ISLAND INDEX: Water Island Merger Arbitrage USD Hedged Ind
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Water Island Merger Arbitrage USD Hedged Index $13,901
Average Annual Return, Percent	5.97%	5.20%	5.58%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,868
Average Annual Return, Percent	3.88%	3.46%	2.86%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $10,149
Average Annual Return, Percent	5.13%	0.17%	0.18%